Basic and diluted net earnings (loss) per share - Additional Information (Detail) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures (in shares)	6,350,530	1,134,711